Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 3,324,712	$ 509,533	¥ 3,413,176	¥ 3,310,062
Less:VAT related surcharges	(18,886)	(2,894)	(21,364)	(20,454)
Net revenues	3,305,826	506,639	3,391,812	3,289,608
Operating cost and expenses:
Relationship manager compensation	(613,999)	(94,099)	(625,044)	(633,599)
Performance-based compensation	(85,413)	(13,090)	(31,283)	(21,175)
Other compensations	(804,600)	(123,310)	(954,443)	(909,418)
Total compensation and benefits	(1,504,012)	(230,499)	(1,610,770)	(1,564,192)
Selling expenses	(271,692)	(41,639)	(331,346)	(412,720)
General and administrative expenses	(277,879)	(42,587)	(296,492)	(280,075)
Provision for credit losses	(8,083)	(1,239)	(130,723)	688
Other operating expenses	(99,040)	(15,179)	(196,793)	(169,368)
Government subsidies	113,356	17,373	89,278	62,583
Total operating cost and expenses	(2,047,350)	(313,770)	(2,476,846)	(2,363,084)
Income from operations	1,258,476	192,869	914,966	926,524
Other income (expenses):
Interest income	67,317	10,317	89,099	69,841
Interest expenses			(430)	(10,028)
Investment income (loss)	(86,369)	(13,237)	(28,620)	48,616
Settlement expenses	(1,828,907)	(280,292)
Other (expense) income	4,164	638	(7,040)	(23,356)
Total other income (expenses)	(1,843,795)	(282,574)	53,009	85,073
Income (loss) before taxes and income from equity in affiliates	(585,319)	(89,705)	967,975	1,011,597
Income tax expense	(258,460)	(39,611)	(220,025)	(222,320)
Income from equity in affiliates	100,257	15,365	115,809	14,469
Net income (loss)	(743,522)	(113,951)	863,759	803,746
Less: net (loss) income attributable to non-controlling interests	1,703	261	34,608	(7,551)
Net income (loss) attributable to Noah Holdings Limited shareholders	¥ (745,225)	$ (114,212)	¥ 829,151	¥ 811,297
Net income (loss) per share:
Basic | (per share)	¥ (24.02)	$ (3.68)	¥ 27.12	¥ 27.70
Diluted | (per share)	¥ (24.02)	$ (3.68)	¥ 26.84	¥ 26.67
Weighted average number of shares used in computation:
Basic | shares	31,020,439	31,020,439	30,580,181	29,288,401
Diluted | shares	31,020,439	31,020,439	30,924,095	30,710,540
One-time commissions
Revenues:
Revenues	¥ 808,837		¥ 931,668	¥ 1,027,993
Recurring service fees
Revenues:
Revenues	1,930,199		1,845,465	1,776,549
Performance-based income
Revenues:
Revenues	389,525		113,085	143,634
Other service fees
Revenues:
Revenues	196,151		522,958	361,886
Others
Revenues:
Revenues	1,755,851	$ 269,095	1,761,947	1,731,852
Others | One-time commissions
Revenues:
Revenues	679,014	104,063	690,860	733,009
Others | Recurring service fees
Revenues:
Revenues	700,157	107,304	524,692	593,856
Others | Performance-based income
Revenues:
Revenues	180,529	27,667	23,437	43,101
Others | Other service fees
Revenues:
Revenues	196,151	30,061	522,958	361,886
Funds Gopher manages
Revenues:
Revenues	1,568,861	240,438	1,651,229	1,578,210
Funds Gopher manages | One-time commissions
Revenues:
Revenues	129,823	19,896	240,808	294,984
Funds Gopher manages | Recurring service fees
Revenues:
Revenues	1,230,042	188,512	1,320,773	1,182,693
Funds Gopher manages | Performance-based income
Revenues:
Revenues	¥ 208,996	$ 32,030	¥ 89,648	¥ 100,533